Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 11.7%
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	$1,126,442	$1,081,706
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	7,513,000	7,445,453
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	4,342,956	4,141,639
BAMLL Commercial Mortgage Securities Trust 2013-FRR1, 0%, 5/26/20 (144A)◊	6,464,464	6,363,848
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	1,760,650	1,984,308
Bank 2019-BNK24, 2.9600%, 11/15/62	1,656,800	1,665,516
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	9,721,000	10,666,216
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	4,045,000	4,047,534
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 1.4546%, 11/15/35 (144A)‡	7,071,617	6,674,203
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.6246%, 10/15/36 (144A)‡	8,982,676	8,515,978
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.7846%, 10/15/36 (144A)‡	1,356,669	1,263,362
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	8,590,000	8,355,095
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,295,000	3,924,424
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	3,713,418
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	6,443,000	5,206,006
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	1,639,000	1,179,667
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,909,000	5,226,066
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 7/25/49 (144A)‡	1,297,547	1,214,851
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 4.4966%, 7/25/29‡	6,100,364	5,153,343
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 3.2966%, 1/25/31‡	2,969,569	2,491,814
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 3.2466%, 8/25/31 (144A)‡	3,427,213	2,760,358
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.0966%, 9/25/31 (144A)‡	10,250,660	7,480,639
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 3.0466%, 6/25/39 (144A)‡	2,462,000	1,999,213
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 7/25/39 (144A)‡	14,016,459	11,309,911
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 3.0466%, 10/25/39 (144A)‡	10,192,462	8,210,199
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 1/25/40 (144A)‡	12,179,000	8,929,942
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	5,714,000	5,738,747
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	4,213,163	3,981,562
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	1,720,003	1,564,158
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	3,572,008	3,130,361
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	1,567,910	1,516,986
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	2,527,815	2,250,417
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	7,425,915	6,872,734
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	3,954,775	3,567,688
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	13,778,468	11,721,900
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	6,197,000	6,212,896
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	4,659,000	4,674,519
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	1,370,228	1,370,320
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	3,584,156	3,575,899
Drive Auto Receivables Trust 2019-2, 3.0400%, 3/15/23	4,468,000	4,459,685
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 1.1500%, 2.0966%, 9/25/29‡	32,956	32,876
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.9500%, 1.8966%, 10/25/29‡	292,912	283,627
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.6000%, 1.5466%, 7/25/30‡	649,767	645,245
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.7200%, 1.6666%, 1/25/31‡	80,933	80,425
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 3/25/31‡	8,478,799	7,115,181
Fannie Mae REMICS, 3.0000%, 5/25/48	10,235,661	10,688,838
Fannie Mae REMICS, 3.0000%, 11/25/49	14,671,220	15,477,732
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.3500%, 2.2966%, 3/25/29‡	227,942	224,649
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.2000%, 2.1466%, 7/25/29‡	855,242	851,475
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7500%, 1.6966%, 3/25/30‡	198,469	193,796

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8000%, 2.7466%, 7/25/30‡	$5,757,523	$4,275,664
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.9500%, 2.8966%, 10/25/49 (144A)‡	3,838,212	2,975,024
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7700%, 1.7166%, 11/25/49 (144A)‡	1,144,132	1,100,718
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.7000%, 2.6466%, 1/25/50 (144A)‡	7,182,000	4,903,295
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.0500%, 2.9966%, 4/25/49‡	1,587,118	1,357,978
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.7386%, 12/15/36 (144A)‡	2,050,000	1,871,005
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 2.0386%, 12/15/36 (144A)‡	2,296,000	2,122,882
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 2.3376%, 12/15/36 (144A)‡	2,558,000	2,227,085
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	2,505,214	2,762,003
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	4,185,984	4,568,508
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	4,121,000	4,268,682
Jack in the Box Funding, LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	7,016,276	6,874,007
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	6,989,084	6,943,302
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	9,285,728	9,091,153
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 11/25/49 (144A)‡	839,790	798,719
JP Morgan Mortgage Trust 2019-7,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 2/25/50 (144A)‡	5,413,087	5,140,854
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 12/25/49 (144A)‡	3,721,266	3,528,889
JP Morgan Mortgage Trust 2020-1, 3.5000%, 6/25/50 (144A)‡	5,652,786	5,621,861
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 1.7966%, 11/25/51 (144A)‡	13,521,333	13,350,282
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	4,192,640	4,658,805
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	6,272,995	7,114,294
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	5,334,945	5,567,713
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,347,000	2,225,426
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,534,000	2,295,599
Planet Fitness Master Issuer LLC, 3.8580%, 12/5/49 (144A)	6,611,430	5,646,218
Provident Funding Mortgage Trust 2020-1, 3.0000%, 2/25/50 (144A)‡	2,097,193	2,075,521
PRPM 2019-GS1, 3.5000%, 10/25/24 (144A)‡	4,038,187	3,557,913
PRPM 2020-1A LLC, 2.9810%, 2/25/25 (144A)Ç	2,112,661	1,857,221
PRPM LLC, 3.3510%, 11/25/24 (144A)Ç	3,825,707	3,286,517
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	12,946,000	12,997,021
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	2,189,252	2,156,625
Sequoia Mortgage Trust 2019-CH2, 4.5000%, 8/25/49 (144A)‡	3,224,090	3,294,053
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	1,918,512	1,905,243
Spruce Hill Mortgage Loan Trust 2020-SH1 A1, 2.5210%, 1/28/50 (144A)‡	1,838,037	1,747,270
Spruce Hill Mortgage Loan Trust 2020-SH1 A2, 2.6240%, 1/28/50 (144A)‡	3,576,893	3,342,865
Station Place Securitization Trust Series 2019-10,
ICE LIBOR USD 1 Month + 0.9000%, 1.8285%, 10/24/20 (144A)‡	15,770,000	15,616,148
Station Place Securitization Trust Series 2019-4,
ICE LIBOR USD 1 Month + 0.9000%, 1.8285%, 6/24/20 (144A)‡	19,314,000	19,216,974
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.2000%, 2.1466%, 8/25/52 (144A)‡	2,019,333	1,993,872
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.4000%, 2.3466%, 8/25/52 (144A)‡	4,078,667	4,024,442
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A)	1,495,075	1,407,360
Towd Point Asset Funding, LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 4/25/48 (144A)‡	5,895,069	5,674,395
Verus Securitization Trust 2020-1, 2.7240%, 1/25/60 (144A)‡	3,448,644	3,317,940
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	2,645,115	2,407,269
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	712,598	616,806
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	3,898,650	3,706,757
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $464,635,095)		432,728,603
Bank Loans and Mezzanine Loans – 0.4%
Consumer Non-Cyclical – 0.4%
Elanco Animal Health Inc,
ICE LIBOR USD 1 Month + 1.7500%, 3.4044%, 2/4/27ƒ,‡ (cost $16,182,620)	16,182,620	15,292,576
Corporate Bonds – 44.4%
Banking – 9.3%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	16,891,000	17,678,960
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	16,741,000	17,505,555
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	8,740,000	8,871,100
Bank of America Corp, ICE LIBOR USD 3 Month + 3.8980%, 6.1000%‡,µ	3,823,000	3,861,230
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	5,841,000	6,086,268

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	$3,968,000	$3,920,126
BNP Paribas SA, SOFR + 1.5070%, 3.0520%, 1/13/31 (144A)‡	8,940,000	8,471,452
CIT Bank NA, SOFR + 1.7150%, 2.9690%, 9/27/25‡	12,858,000	10,842,251
CIT Group Inc, 5.2500%, 3/7/25	3,988,000	3,888,300
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	11,671,000	12,013,740
Citigroup Inc, SOFR + 1.4220%, 2.9760%, 11/5/30‡	3,661,000	3,627,366
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	20,184,000	22,207,981
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	6,646,000	6,428,011
Citigroup Inc, 5.9000%‡,µ	841,000	811,565
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	4,359,000	4,222,781
Citizens Financial Group Inc, 3.7500%, 7/1/24	6,340,000	6,317,380
Citizens Financial Group Inc, 4.3500%, 8/1/25	4,365,000	4,654,276
Citizens Financial Group Inc, 4.3000%, 12/3/25	5,526,000	5,784,723
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	3,972,000	3,965,820
Credit Agricole SA, 3.2500%, 1/14/30 (144A)	11,872,000	11,276,049
Goldman Sachs Group Inc, 3.5000%, 4/1/25	24,877,000	25,226,315
HSBC Holdings PLC, 4.9500%, 3/31/30	1,578,000	1,740,281
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	19,621,000	21,190,913
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	22,918,000	25,718,231
JPMorgan Chase & Co, SOFR + 1.5100%, 2.7390%, 10/15/30‡	7,620,000	7,651,927
JPMorgan Chase & Co, SOFR + 3.7900%, 4.4930%, 3/24/31‡	10,447,000	12,119,832
Morgan Stanley, 3.9500%, 4/23/27	11,088,000	11,552,064
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	17,352,000	19,285,360
Societe Generale SA, 2.6250%, 1/22/25 (144A)	12,359,000	11,899,872
Synchrony Financial, 4.3750%, 3/19/24	1,911,000	1,892,539
Synchrony Financial, 5.1500%, 3/19/29	8,952,000	8,865,878
Wells Fargo & Co, ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26‡	18,277,000	17,826,155
Wells Fargo & Co, ICE LIBOR USD 3 Month + 1.1700%, 2.8790%, 10/30/30‡	7,348,000	7,286,492
Wells Fargo & Co, ICE LIBOR USD 3 Month + 3.9900%, 5.8750%‡,µ	8,941,000	9,075,115
		343,765,908
Basic Industry – 1.1%
Allegheny Technologies Inc, 5.8750%, 12/1/27	2,999,000	2,496,667
Constellium NV, 5.7500%, 5/15/24 (144A)	5,806,000	5,182,436
Ecolab Inc, 4.8000%, 3/24/30	3,770,000	4,291,881
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	14,795,000	14,995,070
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	11,297,000	11,183,615
Steel Dynamics Inc, 5.5000%, 10/1/24	2,913,000	2,827,939
		40,977,608
Beverages – 0.3%
Diageo Capital PLC, 2.3750%, 10/24/29	9,739,000	9,369,155
Brokerage – 1.1%
Cboe Global Markets Inc, 3.6500%, 1/12/27	10,667,000	11,178,286
Charles Schwab Corp, 4.2000%, 3/24/25	6,988,000	7,374,470
Charles Schwab Corp, 4.6250%, 3/22/30	8,338,000	9,165,865
Raymond James Financial Inc, 5.6250%, 4/1/24	3,597,000	3,927,278
Raymond James Financial Inc, 4.6500%, 4/1/30	1,251,000	1,308,372
Raymond James Financial Inc, 4.9500%, 7/15/46	8,406,000	9,682,349
		42,636,620
Capital Goods – 3.6%
Avery Dennison Co, 2.6500%, 4/30/30	10,049,000	9,352,967
Boeing Co, 2.2500%, 6/15/26	2,239,000	1,982,899
Boeing Co, 3.2500%, 3/1/28	2,012,000	1,894,746
Boeing Co, 3.2000%, 3/1/29	11,855,000	10,948,126
Boeing Co, 3.6000%, 5/1/34	8,671,000	7,755,453
Carrier Global Corp, 2.2420%, 2/15/25 (144A)	4,391,000	4,288,123
Carrier Global Corp, 2.4930%, 2/15/27 (144A)	3,513,000	3,353,745
General Dynamics Corp, 3.2500%, 4/1/25	4,182,000	4,405,646
General Dynamics Corp, 3.5000%, 4/1/27	6,049,000	6,509,560
General Dynamics Corp, 3.6250%, 4/1/30	4,926,000	5,493,691
General Dynamics Corp, 4.2500%, 4/1/50	1,661,000	2,062,602
General Electric Co, 6.7500%, 3/15/32	4,617,000	5,596,323
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	3,903,000	4,018,712
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	18,746,000	19,337,084
Huntington Ingalls Industries Inc, 4.2000%, 5/1/30 (144A)	7,003,000	7,250,391
Northrop Grumman Corp, 4.4000%, 5/1/30	4,373,000	5,036,261
Northrop Grumman Corp, 5.1500%, 5/1/40	3,168,000	4,003,250
Northrop Grumman Corp, 5.2500%, 5/1/50	1,628,000	2,216,223
Otis Worldwide Corp, 2.0560%, 4/5/25 (144A)	5,195,000	5,078,210
Wabtec Corp, 4.4000%, 3/15/24	4,930,000	4,898,584
Wabtec Corp, 3.4500%, 11/15/26	5,844,000	5,390,710
Wabtec Corp, 4.9500%, 9/15/28	13,373,000	12,299,677
		133,172,983

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – 4.2%
AT&T Inc, 3.6000%, 7/15/25	$912,000	$947,085
AT&T Inc, 4.8500%, 3/1/39	7,686,000	8,696,230
AT&T Inc, 4.7500%, 5/15/46	3,447,000	3,828,119
CenturyLink Inc, 6.4500%, 6/15/21	7,092,000	7,184,196
CenturyLink Inc, 5.8000%, 3/15/22	3,791,000	3,826,332
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.0500%, 3/30/29	10,356,000	11,242,012
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.4840%, 10/23/45	2,062,000	2,521,014
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.3750%, 5/1/47	1,649,000	1,781,889
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	7,689,000	8,011,392
Comcast Corp, 3.1000%, 4/1/25	1,153,000	1,219,111
Comcast Corp, 3.1500%, 3/1/26	3,324,000	3,487,114
Comcast Corp, 3.3000%, 4/1/27	3,141,000	3,344,186
Comcast Corp, 4.1500%, 10/15/28	2,499,000	2,844,962
Comcast Corp, 2.6500%, 2/1/30	4,095,000	4,217,781
Comcast Corp, 3.4000%, 4/1/30	3,141,000	3,402,881
Comcast Corp, 4.2500%, 10/15/30	6,365,000	7,462,578
Comcast Corp, 4.6000%, 10/15/38	8,352,000	10,405,656
Comcast Corp, 3.7500%, 4/1/40	1,255,000	1,387,017
Comcast Corp, 4.9500%, 10/15/58	2,696,000	3,723,329
Crown Castle International Corp, 3.6500%, 9/1/27	4,885,000	4,866,982
Crown Castle International Corp, 4.3000%, 2/15/29	4,278,000	4,436,049
Crown Castle International Corp, 3.1000%, 11/15/29	9,250,000	8,870,998
Crown Castle International Corp, 3.3000%, 7/1/30	893,000	885,668
Crown Castle International Corp, 4.1500%, 7/1/50	1,856,000	1,835,584
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	9,043,000	8,487,217
T-Mobile USA Inc, 6.3750%, 3/1/25	10,987,000	11,234,207
Verizon Communications Inc, 2.6250%, 8/15/26	8,273,000	8,543,407
Verizon Communications Inc, 3.0000%, 3/22/27	3,244,000	3,413,766
Verizon Communications Inc, 3.1500%, 3/22/30	3,929,000	4,225,152
Verizon Communications Inc, 4.8620%, 8/21/46	3,670,000	4,785,342
Verizon Communications Inc, 4.5220%, 9/15/48	1,355,000	1,710,458
Verizon Communications Inc, 4.0000%, 3/22/50	2,801,000	3,324,245
		156,151,959
Consumer Cyclical – 4.9%
Alimentation Couche-Tard Inc, 2.9500%, 1/25/30 (144A)	2,336,000	2,171,427
AutoZone Inc, 3.7500%, 4/18/29	9,334,000	9,460,232
Choice Hotels International Inc, 3.7000%, 12/1/29	8,215,000	6,572,000
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	18,104,000	17,298,907
General Motors Co, 4.2000%, 10/1/27	3,051,000	2,489,789
General Motors Co, 5.0000%, 10/1/28	6,189,000	5,426,668
General Motors Co, 5.4000%, 4/1/48	3,244,000	2,364,866
General Motors Financial Co Inc, 4.3500%, 4/9/25	3,993,000	3,577,284
General Motors Financial Co Inc, 4.3000%, 7/13/25	1,995,000	1,832,243
General Motors Financial Co Inc, 4.3500%, 1/17/27	5,220,000	4,312,065
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	1,552,000	1,373,520
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	3,179,000	2,940,575
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	5,755,000	5,101,232
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	641,000	548,183
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	8,545,000	7,184,636
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	4,660,000	4,894,899
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	10,873,000	11,428,067
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	4,838,000	4,807,037
Lowe's Cos Inc, 4.0000%, 4/15/25	4,430,000	4,735,644
Lowe's Cos Inc, 4.5000%, 4/15/30	4,585,000	5,058,862
Lowe's Cos Inc, 5.0000%, 4/15/40	3,253,000	3,681,221
Lowe's Cos Inc, 5.1250%, 4/15/50	4,448,000	5,357,779
Mastercard Inc, 3.3000%, 3/26/27	3,687,000	4,006,497
Mastercard Inc, 3.3500%, 3/26/30	4,672,000	5,191,590
Mastercard Inc, 3.8500%, 3/26/50	2,639,000	3,221,122
McDonald's Corp, 3.3000%, 7/1/25	1,666,000	1,724,558
McDonald's Corp, 3.5000%, 7/1/27	5,238,000	5,524,366
McDonald's Corp, 2.6250%, 9/1/29	9,768,000	9,410,871
McDonald's Corp, 3.6250%, 9/1/49	4,975,000	5,040,253
MDC Holdings Inc, 5.5000%, 1/15/24	8,694,000	8,694,000
MGM Resorts International, 7.7500%, 3/15/22	2,885,000	2,857,650
NIKE Inc, 2.4000%, 3/27/25	1,265,000	1,311,322
NIKE Inc, 2.7500%, 3/27/27	1,960,000	2,048,132
NIKE Inc, 3.2500%, 3/27/40	1,254,000	1,309,355
NIKE Inc, 3.3750%, 3/27/50	819,000	897,553

Nordstrom Inc, 4.3750%, 4/1/30	9,835,000	7,871,502
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
O'Reilly Automotive Inc, 3.6000%, 9/1/27	$217,000	$208,505
O'Reilly Automotive Inc, 4.3500%, 6/1/28	1,675,000	1,737,105
O'Reilly Automotive Inc, 3.9000%, 6/1/29	9,792,000	9,791,755
		183,463,272
Consumer Non-Cyclical – 8.2%
AbbVie Inc, 2.6000%, 11/21/24 (144A)	5,957,000	6,052,442
Allergan Finance LLC, 3.2500%, 10/1/22	7,142,000	7,160,205
Allergan Funding SCS, 3.4500%, 3/15/22	10,007,000	10,388,530
Allergan Funding SCS, 3.8000%, 3/15/25	6,294,000	6,445,162
Allergan Inc/United States, 2.8000%, 3/15/23	733,000	728,708
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	8,496,000	9,273,444
Anheuser-Busch InBev, 4.7500%, 4/15/58	5,149,000	5,288,615
Baxter International Inc, 3.7500%, 10/1/25 (144A)	3,948,000	4,196,110
Baxter International Inc, 3.9500%, 4/1/30 (144A)	3,445,000	3,725,027
Boston Scientific Corp, 3.7500%, 3/1/26	4,802,000	5,036,909
Boston Scientific Corp, 4.0000%, 3/1/29	4,162,000	4,404,958
Boston Scientific Corp, 4.7000%, 3/1/49	3,738,000	4,274,243
Bristol-Myers Squibb Co, 3.4000%, 7/26/29 (144A)	4,471,000	4,913,191
Campbell Soup Co, 3.9500%, 3/15/25	3,666,000	3,870,173
Cigna Corp, 2.4000%, 3/15/30	3,840,000	3,632,372
Cigna Corp, 3.2000%, 3/15/40	1,747,000	1,600,007
Cigna Corp, 3.4000%, 3/15/50	2,635,000	2,509,775
Coca-Cola Co, 2.9500%, 3/25/25	3,398,000	3,635,222
Coca-Cola Co, 3.3750%, 3/25/27	7,323,000	8,084,951
Coca-Cola Co, 3.4500%, 3/25/30	2,033,000	2,299,292
Coca-Cola Co, 4.2000%, 3/25/50	3,294,000	4,315,793
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	4,827,000	4,721,398
CVS Health Corp, 4.1000%, 3/25/25	14,112,000	14,851,707
CVS Health Corp, 3.0000%, 8/15/26	1,152,000	1,147,523
CVS Health Corp, 4.3000%, 3/25/28	6,122,000	6,501,587
CVS Health Corp, 4.1250%, 4/1/40	2,318,000	2,330,205
CVS Health Corp, 4.2500%, 4/1/50	1,144,000	1,189,337
DH Europe Finance II Sarl, 2.2000%, 11/15/24	4,261,000	4,139,976
DH Europe Finance II Sarl, 2.6000%, 11/15/29	2,337,000	2,272,274
DH Europe Finance II Sarl, 3.4000%, 11/15/49	3,007,000	2,929,683
Elanco Animal Health Inc, 5.0220%, 8/28/23Ç	4,184,000	4,232,119
Elanco Animal Health Inc, 5.6500%, 8/28/28Ç	3,246,000	3,425,509
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	6,975,000	6,498,416
General Mills Inc, 4.2000%, 4/17/28	12,922,000	14,274,123
General Mills Inc, 2.8750%, 4/15/30	1,524,000	1,520,952
Hasbro Inc, 3.0000%, 11/19/24	4,668,000	4,778,210
Hasbro Inc, 3.5500%, 11/19/26	6,205,000	5,920,806
Hasbro Inc, 3.9000%, 11/19/29	14,767,000	13,300,195
HCA Inc, 5.3750%, 2/1/25	4,100,000	4,171,709
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	2,295,000	2,449,912
JM Smucker Co, 2.3750%, 3/15/30	5,522,000	5,089,561
JM Smucker Co, 3.5500%, 3/15/50	2,595,000	2,366,649
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	10,315,000	11,293,460
Mars Inc, 2.7000%, 4/1/25 (144A)	4,814,000	4,949,751
Mars Inc, 3.2000%, 4/1/30 (144A)	5,850,000	6,113,258
Mars Inc, 4.2000%, 4/1/59 (144A)	3,471,000	3,800,510
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	8,257,000	8,201,247
PepsiCo Inc, 2.2500%, 3/19/25	4,841,000	5,025,382
PepsiCo Inc, 2.6250%, 3/19/27	1,496,000	1,562,860
PepsiCo Inc, 3.6250%, 3/19/50	5,644,000	6,697,749
PepsiCo Inc, 3.8750%, 3/19/60	1,721,000	2,162,792
Pfizer Inc, 2.6250%, 4/1/30	2,206,000	2,314,847
Procter & Gamble Co, 2.4500%, 3/25/25	2,130,000	2,232,929
Procter & Gamble Co, 2.8000%, 3/25/27	3,381,000	3,686,824
Sysco Corp, 5.6500%, 4/1/25	1,477,000	1,537,904
Sysco Corp, 2.4000%, 2/15/30	2,203,000	1,809,857
Sysco Corp, 5.9500%, 4/1/30	6,451,000	6,792,825
Sysco Corp, 6.6000%, 4/1/40	3,669,000	3,936,156
Sysco Corp, 6.6000%, 4/1/50	9,055,000	9,839,174
Thermo Fisher Scientific Inc, 4.1330%, 3/25/25	2,986,000	3,199,520
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	7,002,000	7,892,727
		302,996,752
Electric – 2.4%
AEP Transmission Co LLC, 3.6500%, 4/1/50	2,345,000	2,418,854
Ameren Corp, 3.5000%, 1/15/31	8,927,000	8,951,313
Berkshire Hathaway Energy, 3.7000%, 7/15/30 (144A)	7,302,000	7,760,038
Berkshire Hathaway Energy, 4.2500%, 10/15/50 (144A)	7,673,000	8,768,381

Dominion Energy Inc, 3.3750%, 4/1/30	6,087,000	6,025,826
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Electric – (continued)
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	$10,759,000	$10,649,956
NRG Energy Inc, 7.2500%, 5/15/26	13,050,000	13,669,875
NRG Energy Inc, 6.6250%, 1/15/27	5,438,000	5,655,520
Oncor Electric Delivery Co LLC, 3.7000%, 11/15/28	6,785,000	7,261,617
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49	9,340,000	9,844,040
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	9,144,000	9,332,558
		90,337,978
Energy – 2.2%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	18,076,000	13,517,852
Energy Transfer Operating LP, 5.8750%, 1/15/24	5,955,000	5,623,811
Energy Transfer Operating LP, 5.5000%, 6/1/27	1,095,000	957,334
Energy Transfer Operating LP, 6.0000%, 6/15/48	2,747,000	2,306,516
Hess Corp, 4.3000%, 4/1/27	9,282,000	6,865,611
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	13,658,000	9,598,842
HollyFrontier Corp, 5.8750%, 4/1/26	8,501,000	7,370,310
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	2,642,000	2,593,040
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	14,435,000	13,772,890
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	14,116,000	11,425,318
WPX Energy Inc, 4.5000%, 1/15/30	13,838,000	7,514,034
		81,545,558
Financial Institutions – 0.3%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	9,787,000	9,722,885
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	12,035,000	9,928,875
Insurance – 1.0%
Brown & Brown Inc, 4.5000%, 3/15/29	5,766,000	6,214,035
Centene Corp, 4.2500%, 12/15/27 (144A)	10,350,000	10,369,665
Centene Corp, 4.6250%, 12/15/29 (144A)	13,786,000	13,854,930
Centene Corp, 3.3750%, 2/15/30 (144A)	6,521,000	6,064,530
		36,503,160
Real Estate Investment Trusts (REITs) – 0.1%
Alexandria Real Estate Equities Inc, 4.9000%, 12/15/30	3,932,000	4,271,632
Technology – 5.1%
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	16,186,000	15,212,901
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,432,000	18,281,919
Equifax Inc, 2.6000%, 12/1/24	13,598,000	12,854,637
Equinix Inc, 2.6250%, 11/18/24	4,408,000	4,116,146
Equinix Inc, 2.9000%, 11/18/26	3,690,000	3,379,361
Equinix Inc, 3.2000%, 11/18/29	8,300,000	7,685,883
Global Payments Inc, 3.2000%, 8/15/29	2,646,000	2,584,959
Keysight Technologies Inc, 3.0000%, 10/30/29	9,657,000	9,123,495
Lam Research Corp, 4.0000%, 3/15/29	1,770,000	2,009,827
Marvell Technology Group Ltd, 4.2000%, 6/22/23	3,463,000	3,540,193
Marvell Technology Group Ltd, 4.8750%, 6/22/28	12,934,000	13,400,433
Oracle Corp, 2.5000%, 4/1/25	2,832,000	2,891,106
Oracle Corp, 2.8000%, 4/1/27	6,951,000	7,085,312
PayPal Holdings Inc, 2.4000%, 10/1/24	4,556,000	4,578,333
PayPal Holdings Inc, 2.6500%, 10/1/26	11,664,000	11,429,839
PayPal Holdings Inc, 2.8500%, 10/1/29	5,847,000	5,803,448
Total System Services Inc, 4.8000%, 4/1/26	17,063,000	18,863,358
Trimble Inc, 4.7500%, 12/1/24	19,181,000	20,156,101
Trimble Inc, 4.9000%, 6/15/28	17,331,000	18,667,186
Verisk Analytics Inc, 5.5000%, 6/15/45	6,770,000	8,609,318
		190,273,755
Transportation – 0.3%
United Parcel Service Inc, 3.9000%, 4/1/25	3,072,000	3,328,781
United Parcel Service Inc, 4.4500%, 4/1/30	2,669,000	3,021,151
United Parcel Service Inc, 5.2000%, 4/1/40	1,404,000	1,714,978
United Parcel Service Inc, 5.3000%, 4/1/50	3,035,000	3,997,120
		12,062,030
Total Corporate Bonds (cost $1,654,208,448)		1,647,180,130
Mortgage-Backed Securities – 25.4%
Fannie Mae:
3.5000%, 7/25/33	14,286,035	15,036,195
4.0000%, 12/25/34	4,083,599	4,297,171
2.5000%, 8/25/49	22,730,000	23,561,463
		42,894,829
Fannie Mae Pool:
2.5000%, 12/1/32	1,515,514	1,577,480
2.5000%, 9/1/34	78,544	81,776
2.5000%, 9/1/34	60,786	63,287
2.5000%, 10/1/34	119,934	124,869

3.0000%, 10/1/34	62,267	65,386
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
2.5000%, 11/1/34	$4,560,793	$4,751,889
3.0000%, 11/1/34	274,703	289,155
3.0000%, 12/1/34	265,888	279,839
2.5000%, 1/1/35	10,521,366	10,923,028
6.0000%, 2/1/37	1,279,797	1,508,175
3.5000%, 10/1/42	6,243,326	6,685,275
4.5000%, 11/1/42	1,470,574	1,620,349
3.5000%, 12/1/42	13,730,790	14,702,759
3.0000%, 1/1/43	258,804	274,433
3.0000%, 2/1/43	497,052	526,461
3.5000%, 2/1/43	19,590,477	20,977,239
3.0000%, 5/1/43	2,389,130	2,514,078
3.5000%, 12/1/43	1,355,528	1,447,626
3.5000%, 4/1/44	7,280,098	7,813,474
5.0000%, 7/1/44	8,705,988	9,601,629
4.5000%, 10/1/44	3,056,314	3,349,857
4.5000%, 3/1/45	4,759,306	5,216,412
4.5000%, 6/1/45	2,822,220	3,094,393
3.5000%, 12/1/45	6,773,650	7,268,000
4.5000%, 2/1/46	5,713,036	6,294,894
3.5000%, 7/1/46	12,486,686	13,357,191
3.5000%, 7/1/46	39,772	42,409
3.5000%, 8/1/46	124,643	132,680
3.0000%, 9/1/46	5,468,477	5,791,006
3.0000%, 1/1/47	20,269,908	21,465,421
3.0000%, 2/1/47	75,941,282	80,420,278
3.0000%, 2/1/47	19,191,848	20,323,778
4.5000%, 5/1/47	1,015,121	1,103,089
4.5000%, 5/1/47	849,484	921,078
4.5000%, 5/1/47	838,879	908,494
4.5000%, 5/1/47	644,954	698,475
4.5000%, 5/1/47	633,233	688,108
4.5000%, 5/1/47	519,158	562,912
4.5000%, 5/1/47	331,805	359,769
4.5000%, 5/1/47	194,406	211,252
4.5000%, 5/1/47	193,234	209,980
4.0000%, 6/1/47	2,092,899	2,246,102
4.0000%, 6/1/47	1,127,673	1,210,312
4.0000%, 6/1/47	1,044,325	1,119,152
4.0000%, 6/1/47	462,184	496,054
4.5000%, 6/1/47	3,732,313	4,041,808
4.5000%, 6/1/47	341,128	370,689
4.0000%, 7/1/47	1,890,100	2,028,458
4.0000%, 7/1/47	1,711,315	1,836,585
4.0000%, 7/1/47	668,978	716,911
4.0000%, 7/1/47	435,946	467,857
4.5000%, 7/1/47	2,692,076	2,915,311
4.5000%, 7/1/47	2,050,709	2,220,761
4.5000%, 7/1/47	1,671,773	1,810,401
3.5000%, 8/1/47	5,649,461	5,997,076
3.5000%, 8/1/47	20,127	21,419
4.0000%, 8/1/47	3,327,289	3,570,850
4.0000%, 8/1/47	1,896,592	2,035,425
4.5000%, 8/1/47	2,996,844	3,245,351
4.5000%, 8/1/47	497,530	538,787
4.0000%, 9/1/47	859,211	924,931
4.5000%, 9/1/47	2,503,192	2,710,765
4.5000%, 9/1/47	1,639,244	1,775,175
4.5000%, 9/1/47	1,518,091	1,643,976
4.0000%, 10/1/47	4,615,946	4,953,838
4.0000%, 10/1/47	3,940,835	4,242,264
4.0000%, 10/1/47	3,693,243	3,975,735
4.0000%, 10/1/47	2,347,515	2,527,074
4.0000%, 10/1/47	2,156,693	2,314,565
4.5000%, 10/1/47	392,420	424,961
4.5000%, 10/1/47	200,122	216,716
4.0000%, 11/1/47	5,817,374	6,243,212
4.0000%, 11/1/47	1,480,177	1,588,527
4.5000%, 11/1/47	2,059,192	2,229,946
3.5000%, 12/1/47	28,923,620	30,779,348
4.0000%, 12/1/47	2,274,412	2,431,205
3.5000%, 1/1/48	14,358,890	15,280,151
3.0000%, 2/1/48	592,649	626,546

4.5000%, 3/1/48	2,417,772	2,616,615
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 4/1/48	$9,887,915	$10,522,320
4.5000%, 4/1/48	2,329,636	2,521,231
3.0000%, 5/1/48	318,404	335,056
4.5000%, 5/1/48	1,600,425	1,732,047
4.5000%, 5/1/48	1,570,749	1,699,931
5.0000%, 5/1/48	2,028,944	2,197,209
4.5000%, 6/1/48	1,696,415	1,835,932
4.5000%, 6/1/48	1,465,858	1,586,413
3.5000%, 1/1/49	9,535,462	10,142,415
4.0000%, 2/1/49	3,884,214	4,152,988
3.5000%, 7/1/49	1,031,076	1,091,910
3.0000%, 8/1/49	2,919,218	3,080,668
3.0000%, 8/1/49	834,108	880,239
3.0000%, 9/1/49	2,540,354	2,672,612
3.0000%, 9/1/49	1,301,313	1,369,156
3.0000%, 9/1/49	1,086,599	1,141,856
3.0000%, 9/1/49	397,757	419,274
4.0000%, 9/1/49	5,456,976	5,857,761
3.0000%, 10/1/49	7,960,801	8,350,953
3.0000%, 12/1/49	913,011	958,616
2.5000%, 1/1/50	838,940	872,024
3.0000%, 1/1/50	3,925,455	4,122,131
3.0000%, 1/1/50	1,870,745	1,965,420
3.5000%, 1/1/50	1,173,385	1,248,448
3.0000%, 3/1/50	10,365,131	10,893,666
3.0000%, 3/1/50	8,626,588	9,063,851
3.5000%, 8/1/56	29,656,177	32,462,409
3.0000%, 2/1/57	15,844,714	17,015,686
3.0000%, 6/1/57	59,900	64,312
		522,899,076
Freddie Mac Gold Pool:
3.0000%, 2/1/31	3,039,706	3,190,092
6.0000%, 4/1/40	2,310,037	2,728,182
3.5000%, 7/1/42	105,398	112,907
3.5000%, 8/1/42	137,424	147,215
3.5000%, 8/1/42	123,773	132,591
3.0000%, 6/1/43	495,767	519,418
4.5000%, 5/1/44	2,710,173	2,972,172
4.0000%, 2/1/46	5,759,954	6,252,147
3.5000%, 4/1/47	86,759	92,834
3.5000%, 9/1/47	20,983,575	22,373,253
3.5000%, 9/1/47	6,070,346	6,445,587
3.5000%, 9/1/47	71,297	75,711
3.5000%, 9/1/47	40,631	43,102
3.5000%, 3/1/48	5,969,091	6,362,541
3.5000%, 4/1/48	1,948,290	2,076,780
4.0000%, 5/1/48	592,644	632,472
3.5000%, 8/1/48	23,020,863	24,538,273
5.0000%, 9/1/48	1,319,267	1,429,904
3.5000%, 11/1/48	7,822,775	8,341,325
4.0000%, 6/1/49	247,651	266,324
4.0000%, 6/1/49	230,514	246,020
		88,978,850
Freddie Mac Pool:
3.0000%, 5/1/31	31,708,868	33,309,643
2.5000%, 11/1/31	795,355	828,133
2.5000%, 12/1/31	954,835	994,185
3.0000%, 9/1/32	586,434	616,102
3.0000%, 10/1/32	803,185	843,187
2.5000%, 12/1/32	1,234,904	1,285,409
3.0000%, 1/1/33	378,924	398,093
2.5000%, 12/1/33	16,826,998	17,493,105
2.5000%, 7/1/34	294,974	306,444
2.5000%, 9/1/34	172,635	179,738
2.5000%, 10/1/34	1,134,870	1,180,368
3.0000%, 10/1/34	112,253	118,036
3.0000%, 10/1/34	49,348	51,819
2.5000%, 11/1/34	3,750,332	3,907,469
2.5000%, 11/1/34	1,791,739	1,866,812
3.5000%, 2/1/43	5,852,212	6,249,812
3.0000%, 3/1/43	1,596,325	1,690,509
3.5000%, 2/1/44	7,909,264	8,446,621

3.5000%, 12/1/44	101,608	108,512
3.0000%, 1/1/46	163,296	173,131
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
4.0000%, 3/1/47	$18,357	$19,759
3.0000%, 9/1/47	25,791,891	27,171,150
4.5000%, 7/1/48	3,792,035	4,094,538
3.5000%, 7/1/49	4,676,759	4,971,107
3.0000%, 8/1/49	930,127	981,568
3.5000%, 8/1/49	2,401,801	2,540,455
3.5000%, 8/1/49	1,412,682	1,502,036
3.5000%, 8/1/49	973,212	1,029,395
3.0000%, 9/1/49	1,087,421	1,141,737
3.5000%, 9/1/49	2,497,602	2,656,358
3.5000%, 9/1/49	265,527	282,488
3.0000%, 10/1/49	1,685,627	1,769,003
3.0000%, 10/1/49	1,164,090	1,221,669
3.0000%, 10/1/49	900,681	946,914
3.0000%, 10/1/49	749,150	786,570
3.0000%, 10/1/49	727,125	763,445
3.0000%, 10/1/49	471,219	494,757
3.0000%, 11/1/49	3,662,496	3,843,653
3.0000%, 11/1/49	1,807,609	1,897,018
3.0000%, 11/1/49	597,127	626,391
3.0000%, 11/1/49	402,842	422,964
3.0000%, 12/1/49	2,076,885	2,179,614
3.0000%, 12/1/49	1,959,047	2,055,947
3.0000%, 12/1/49	1,258,321	1,320,561
2.5000%, 1/1/50	391,337	406,770
3.0000%, 1/1/50	3,541,489	3,718,386
3.0000%, 1/1/50	351,140	368,789
3.5000%, 1/1/50	776,190	825,844
3.0000%, 2/1/50	1,218,771	1,278,502
3.0000%, 2/1/50	772,239	811,054
3.0000%, 3/1/50	689,861	726,677
3.0000%, 3/1/50	676,027	710,510
3.0000%, 3/1/50	479,288	503,263
		154,116,020
Ginnie Mae:
3.0000%, 7/20/49	4,256,000	4,501,997
Ginnie Mae I Pool:
4.0000%, 8/15/47	2,653,996	2,857,846
4.0000%, 11/15/47	4,198,000	4,520,442
4.0000%, 12/15/47	5,682,054	6,118,484
		13,496,772
Ginnie Mae II Pool:
4.0000%, 8/20/47	643,857	701,558
4.0000%, 8/20/47	431,190	473,559
4.5000%, 2/20/48	6,565,605	6,974,389
4.0000%, 5/20/48	43,143,275	46,042,952
4.5000%, 5/20/48	2,631,520	2,797,072
4.0000%, 6/20/48	8,624,257	9,203,897
4.0000%, 4/20/49	45,779,980	48,753,152
		114,946,579
Total Mortgage-Backed Securities (cost $909,966,644)		941,834,123
United States Treasury Notes/Bonds – 16.6%
2.1250%, 5/31/21	72,651,000	74,331,054
1.1250%, 2/28/22	178,902,000	181,978,103
0.5000%, 3/31/25	62,000,400	62,392,746
1.5000%, 2/15/30	18,162,700	19,580,242
2.7500%, 8/15/42	75,824,000	97,913,663
2.2500%, 8/15/49	80,033,600	97,372,129
2.3750%, 11/15/49	20,784,900	25,942,153
2.0000%, 2/15/50	47,237,000	54,863,192
Total United States Treasury Notes/Bonds (cost $572,560,743)		614,373,282
Preferred Stocks – 0.1%
Consumer Finance – 0.1%
Synchrony Financial, 5.6250%µ (cost $5,950,491)	236,650	4,037,249

Investment Companies – 3.1%
Money Markets – 3.1%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $113,183,225)	113,162,606	113,185,239
Total Investments (total cost $3,736,687,266) – 101.7%		3,768,631,202
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(62,686,151)
Net Assets – 100%		$3,705,945,051

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,657,317,414	97.0%
France	45,619,587	1.2
United Kingdom	37,740,901	1.0
Belgium	14,562,059	0.4
Mexico	11,219,814	0.3
Canada	2,171,427	0.1

Total	$3,768,631,202	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$2,406,009	$(4,923)	$6,147	$113,185,239
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	81,830∆	-	-	-
Total Affiliated Investments - 3.1%	$2,487,839	$(4,923)	$6,147	$113,185,239

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	136,587,962	2,582,512,956	(2,605,916,903)	113,185,239
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	16,551,888	224,505,402	(241,057,290)	-

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	50	6/30/20	$6,934,375	$(25,781)	$(7,031)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value
Futures contracts, purchased	$ 693,438

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $630,744,191, which represents 17.0% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$432,728,603	$-
Bank Loans and Mezzanine Loans	-	15,292,576	-
Corporate Bonds	-	1,647,180,130	-
Mortgage-Backed Securities	-	941,834,123	-
United States Treasury Notes/Bonds	-	614,373,282	-
Preferred Stocks	-	4,037,249	-
Investment Companies	-	113,185,239	-
Total Assets	$-	$3,768,631,202	$-
Liabilities

Other Financial Instruments(a):
Variation Margin Payable	$7,031	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.